INCOME TAXES (Details 5) - CNY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Movements of the valuation allowance
Balance at the beginning of the year	¥ 3,882,555	¥ 2,575,187	¥ 921,751
Additions from Xing Wei Group acquisition			915,864
Additions of valuation allowance excluding acquisition	16,146,033	1,307,368	737,572
Balance at the end of the year	20,028,588	3,882,555	2,575,187
Additional disclosures
Unrecognized tax benefits	0	0	0
Interest and penalties recorded	¥ 0	¥ 0	¥ 0
Period of statute of limitations, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent	3 years
Period of statute of limitations, if the underpayment is more than RMB 100,000	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	¥ 100,000
Period of statute of limitations for transfer pricing issues	10 years
PRC
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose	¥ 88,264,251
PRC | December 31, 2016
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose	0
PRC | December 31, 2017
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose	0
PRC | December 31, 2018
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose	4,996,057
PRC | December 31, 2019
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose	5,438,101
PRC | December 31, 2020
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose	41,987,572
PRC | December 31, 2021
Movements of the valuation allowance
Tax loss carry forwards for PRC income tax purpose	¥ 35,842,521